INTANGIBLE ASSETS	6 Months Ended
Jun. 30, 2023
Notes and other explanatory information [abstract]
INTANGIBLE ASSETS

7. INTANGIBLE ASSETS

	Software	HealthTab™	Corozon	Emerald	Total
	$	$	$	$	$
Cost
Balance, December 31, 2021	35,006	1	1	1	35,009
Additions	5,171	-	-	-	5,171
Balance, December 31, 2022	40,177	1	1	1	40,180
Additions	7,484	-	-	-	7,484
Balance, June 30, 2023	47,661	1	1	1	47,664

Accumulated Amortization
Balance, December 31, 2021	3,501	-	-	-	3,501
Amortization	6,818	-	-	-	6,818
Balance, December 31, 2022	10,319	-	-	-	10,319
Amortization	3,516	-	-	-	3,516
Balance, June 30, 2023	13,835	-	-	-	13,835

Carrying value
As at December 31, 2022	29,858	1	1	1	29,861
As at June 30, 2023	33,826	1	1	1	33,829

Avricore Health Inc.

Notes to the Condensed Interim Consolidated Financial Statements

For the three and six months ended June 30, 2023 and 2022

(Unaudited - Expressed in Canadian Dollars)